Note 6 - Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2016
Equity Method Investee [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Accounts receivable	–	¥367,741	¥124,923
Accounts payable	–	48,788	46,658
Revenues	¥538,288	956,887	666,554
Costs and expenses	451,342	460,463	502,340

Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Accounts receivable	–	¥463,613	¥1,184,804
Accounts payable	–	2,535,234	3,041,505
Lease obligations	–	1,268,324	1,750,054
Revenues	¥2,370,954	2,898,040	3,129,622
Costs	15,579,173	16,706,036	24,268,440
Interest expenses	24,756	24,402	30,370

Equity Method Investments [Table Text Block]
	Thousands of Yen
	2015		2016

Multifeed	33.00%	¥1,354,932	34.00%	¥1,518,610
i-revo	30.00	676,732	30.00	725,529
Trinity	33.75	101,618	33.75	133,325
Stratosphere	50.00	–	–	–
Appiaries	49.00	106,196	49.00	16,396
e-CORPORATION	35.21	32,839	35.21	29,095
BIZNET	40.00	288,240	40.00	246,193
KIS	–	–	36.10	53,576
Leap Solutions	–	–	40.00	256,928

Total		¥2,560,557		¥2,979,652